Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations
Discontinued Operations

Note 4. Discontinued Operations

On August 27, 2021, we closed the divestiture of our Legacy Business and received total cash consideration of approximately $111 million, subject to post-closing adjustments, plus up to $60 million in additional contingent milestone payments. In connection with the divestiture, on June 24, 2021 the Company amended the Term Loan Agreement (the "Fifth Amendment to the Term Loan Agreement"). Pursuant to the Fifth Amendment to the Term Loan Agreement, the Term Loan Agreement was amended to, among other things, release of liens on the Legacy Business and (i) reduce the outstanding term loan balance to $30.0 million upon the closing of the divestiture of the Legacy Business, (ii) terminate the revolving credit facilities, and (iii) shorten the maturity of the $30 million remaining term loans to November 21, 2021. Upon the closing of the Legacy business the outstanding term loans were reduced by $186.1 million. Please refer to Note 12 for more information regarding the Company's financing arrangements.

We have determined the divestiture of the Legacy Business represents a strategic shift that will have a major effect on our business and therefore met the criteria for classification as discontinued operations at December 31, 2020. Accordingly, the assets and liabilities associated with the Legacy Business have been classified as held for sale in the accompanying Consolidated Balance Sheets at December 31, 2020 and December 31, 2019. The operations and cash flows of the Legacy Business are presented as discontinued for all periods presented.

Unless otherwise indicated or required by the context, references throughout to "Osmotica," or the "Company", refer to our continuing operations following the sale of the Legacy Business to Alora. A description of our business prior to the consummation of the transaction is included in Item 1. "Business", in Part I of the Annual Report on Form 10-K for the year ended December 31, 2020 that was previously filed with the Securities and Exchange Commission ("SEC") on March 30, 2021. The continuing operations reflect the results of the product Osmolex ER, as discussed in Note 16, the global rights of which were sold in January, 2021; however, as the sale did not qualify for presentation as a discontinued operation, the financial results of Osmolex ER are included within the continuing operations herein.

The following table presents the results of the discontinued operations for the years ended December 31, 2020 and 2019:

	Year Ended
	December 31,
	2020	2019
Total revenues	$150,122	$238,829
Cost of goods sold (exclusive of depreciation and amortization shown separately below)	53,656	55,962
Selling, general and administrative expense	9,137	8,302
Depreciation and amortization	17,531	52,546
Impairment of intangibles	43,273	266,017
Research and development expenses	6,309	8,939
Income (loss) from operations	20,216	(152,937)
Interest expense	10,301	12,197
Other income, net	(593)	111
Income (loss) from discontinued operations before costs of disposal and provision for income taxes	10,508	(165,245)
Income tax expense (benefit)	1,084	(895)
Income (loss) from discontinued operations before gain on disposal	$9,424	$(164,350)

The following table summarizes the carrying amounts of major classes of assets and liabilities of discontinued operations for each of the periods presented.

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$—	$—
Accounts receivable, net	23,263	43,120
Inventories	16,103	20,911
Prepaid expenses and other current assets	2,163	2,773
Total current assets of discontinued operations	41,529	66,804
Property, plant and equipment, net	25,663	28,188
Operating lease right-of-use assets	803	1,067
Goodwill	45,008	45,008
Intangible assets, net	30,667	89,987
Total non-current assets of discontinued operations	102,141	164,250
Total assets of discontinued operations	$143,670	$231,054

Accounts payable	3,640	7,010
Accrued liabilities	30,566	47,614
Current portion of operating lease liabilities	278	360
Total current liabilities of discontinued operations	34,484	54,984
Operating lease liabilities, net of current portion	568	847
Total non-current liabilities of discontinued operations	568	847
Total liabilities of discontinued operations	35,052	55,831
Net assets of discontinued operations	$108,618	$175,223

The following table presents the significant non-cash items and purchases of property, plant and equipment for the discontinued operations for the Legacy Business that are included in the accompanying consolidated statements of cash flows.

	Year Ended
	December 31,
Cash flows from operating activities:	2020	2019
Depreciation and amortization	$19,118	$53,734
Share compensation	1,008	942
Impairment of intangibles	43,273	266,017

Cash flows from investing activities:
Purchase of property, plant and equipment	$(2,304)	$(3,883)